Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total principal	$ 298,953	$ 249,568
Less: unamortized discount and debt issuance costs	(5,354)	(6,607)
Total debt	293,599	242,961
Less: current portion	(10,864)	(10,858)
Long-term portion	282,735	232,103
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	240,000	185,000
Term Loans
Debt Instrument [Line Items]
Total principal	$ 58,953	$ 64,568